Summary of warrants outstanding (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	955,500	1.4	1.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.42	$ 225,520	$ 225,520
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantGrantsInPeriodGross]	550,000	955,500
[custom:ShareBasedCompensationArrangementsByShareBasedPaymentAwardWarrantForfeitedAndCancelledWeightedAverageExercisePrice]		$ (225,220)
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantForfeitedAndCancelled]		(1.4)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	500,000	955,500	1.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.50	$ 0.42	$ 225,520